ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATION [Text Block]

7. ASSET RETIREMENT OBLIGATION

	December 31, 2021	December 31, 2020	December 31, 2019

Balance, beginning of year	$140,397	$158,914	$188,228
Change in obligation	(47,054)	(18,517)	(29,314)
Accretion expense	-	-	-
Balance, end of year	$93,343	$140,397	$158,914

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed. Most of the cash will be spent to return the grade of disturbed land to its original state and to plant vegetation.

The rehabilitation obligation is estimated at $93,343 (2020 - $140,397, 2019 - $158,914). During 2021, 2020 and 2019, the obligation was estimated based on actual reclamation cost experience on an average per acre basis and the remaining acres to be reclaimed. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of US$296,322 which has been recorded in restricted cash.